U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

May 1, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	Buffalo Funds (the “Trust”) Securities Act Registration No: 333-56018 Investment Company Act Registration No: 811-10303

Dear Sir or Madam:

Pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of Buffalo Funds, is Post-Effective Amendment No. 56 and Amendment No. 57 to the Trust’s Registration Statement on Form N-1A.  This Amendment is being filed for the purpose of registering new Institutional Class shares of the Buffalo Funds.

Please direct any inquiries regarding this filing to me at (414) 765-5208.  Thank you for your assistance with respect to this matter.

Sincerely,

/s/ Rachel A. Spearo
Rachel A. Spearo
For U.S. Bank Global Fund Services

Enclosures